ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)
Real Estate Properties [Line Items]
Accumulated deficit	$ 40,306,351		$ 29,643,387	$ 25,444,056
Working capital deficiency			1,900,000	1,900,000
Net cash used in operations	3,879,286	$ 1,612,928	2,799,499	2,259,537
Cash	1,308,227		259,505	$ 129,152
Working capital deficiency	$ 961,681		$ 1,901,875
Pompano Beach Florida [Member]
Real Estate Properties [Line Items]
Total square foot of property | ft²			36,900